Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

					Value of Initial Fixed $100 Investment Based On:
Year	Summary Compensation Table Total for PEO	Compensation Actually Paid to PEO (1)	Average Summary Compensation Table Total for Non-PEO NEOs (2)	Average Compensation Actually Paid to Non-PEO NEOs (3)	Cumulative Total Shareholder Return (4)	Peer Group Cumulative Total Shareholder Return (5)	Net Income (in Thousands) (6)	Adjusted EBITDA (in thousands) (7)
2024	$5,438,007	$12,882,943	$1,547,601	$2,855,672	$127.72	$121.83	$153,034	$348,195
2023	$4,081,744	$2,610,879	$1,231,595	$998,404	$64.87	$114.12	$126,844	$346,822
2022	$2,900,188	$2,901,965	$1,071,120	$1,071,429	$104.57	$114.11	$79,996	$294,864

(1)
The amount reported in this column represents the amount of “compensation actually paid” to Mr. Kobos as computed in accordance with Item 402(v) of Regulation S-K. The amount does not reflect the actual amount of compensation earned by or paid during the applicable fiscal year. In accordance with SEC rules, for 2024 these amounts reflect “Total Compensation” as set forth in the Summary Compensation Table, adjusted as shown below. Equity values are calculated consistent with the methodology used to determine the grant date value of the awards under FASB ASC Topic 718

Compensation Actually Paid to PEO	2024
Summary Compensation Table Total	$5,438,007
Less, value of “Stock Awards” reported in Summary Compensation Table	$(3,514,051)
Plus, year-end fair value of outstanding and unvested equity awards granted in the year	$8,952,886
Plus (less), year over year change in fair value of outstanding and unvested equity awards granted in prior years	$2,021,974
Plus (less), change in fair value from last day of prior fiscal year to vesting date for equity awards granted in prior years that vested in the year	$(15,873)
Compensation Actually Paid to Mr. Kobos	$12,882,943

(2)
The dollar amounts reported represent the average of the amounts reported for the Company’s NEOs as a group (excluding Mr. Kobos) in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the NEOs included for these purposes in each applicable year are as follows: (i) for 2024, Dana Armstrong, Oliver Simpson, David Liner, Alisa Newman Hood, (ii) for 2023, Dana Armstrong, Alisa Newman Hood, David Liner, Amy Thompson Broussard and Daniel Bustos, and (iii) for 2022, Dana Armstrong, Calvin Bancroft, Daniel Bustos, and Alisa Newman Hood.
(3)
The amounts reported represent the average amount of “compensation actually paid” to the NEOs as a group (excluding our chief executive officer), as computed in accordance with Item 402(v) of Regulation S-K. The amount does not reflect the actual average amount of compensation earned by or paid to the NEOs as a group (excluding our chief executive officer) during the applicable year. In accordance with the SEC rules, for 2024, the following adjustments were made to average total compensation for the NEOs as a group (excluding our chief executive officer) to determine the compensation actually paid, using the same methodology described above in Note 1.

Average Compensation Actually Paid to Non-PEO NEOs	2024
Average Summary Compensation Table Total	$1,547,601
Less, average value of "Stock Awards" reported in Summary Compensation Table	$(732,474)
Plus, average year-end fair value of outstanding and unvested equity awards granted in the year	$1,747,515
Plus (less), average year over year change in fair value of outstanding and unvested equity awards granted in prior years	$288,172
Plus (less), average change in fair value from last day of prior fiscal year to vesting date for equity awards granted in prior years that vested in the year	$4,858
Average Compensation Actually Paid to Non-PEO NEOs	$2,855,672

(4)
Cumulative TSR is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the Company’s share price at the end of each fiscal year shown, and April 13, 2022, the date of our IPO.
(5)
The peer group used for this purpose is the Vanguard Energy ETF market index.
(6)
The dollar amounts reported represent the amount of net income reflected in the Company’s audited financial statements for the applicable year. Net income attributable to stockholders was $32.9 million for 2024, $30.4 million for 2023, and $13.3 million for 2022.
(7)
Adjusted EBITDA, a non-GAAP measure, is calculated as net income before interest, income taxes, depreciation and amortization, long-term incentive compensation expense and items such as charges and non-recurring expenses that management does not consider as part of assessing ongoing operating performance, including the impact of non-cash long-term incentive compensation expense. For a reconciliation of net income to Adjusted EBITDA, see Item 7 in our Annual Report on Form 10-K for the year ended December 31, 2024.

Company Selected Measure Name	Adjusted EBITDA
Peer Group Issuers, Footnote	(5) The peer group used for this purpose is the Vanguard Energy ETF market index.
PEO Total Compensation Amount	$ 5,438,007	$ 4,081,744	$ 2,900,188
PEO Actually Paid Compensation Amount	$ 12,882,943	2,610,879	2,901,965
Adjustment To PEO Compensation, Footnote
(1)
The amount reported in this column represents the amount of “compensation actually paid” to Mr. Kobos as computed in accordance with Item 402(v) of Regulation S-K. The amount does not reflect the actual amount of compensation earned by or paid during the applicable fiscal year. In accordance with SEC rules, for 2024 these amounts reflect “Total Compensation” as set forth in the Summary Compensation Table, adjusted as shown below. Equity values are calculated consistent with the methodology used to determine the grant date value of the awards under FASB ASC Topic 718

Compensation Actually Paid to PEO	2024
Summary Compensation Table Total	$5,438,007
Less, value of “Stock Awards” reported in Summary Compensation Table	$(3,514,051)
Plus, year-end fair value of outstanding and unvested equity awards granted in the year	$8,952,886
Plus (less), year over year change in fair value of outstanding and unvested equity awards granted in prior years	$2,021,974
Plus (less), change in fair value from last day of prior fiscal year to vesting date for equity awards granted in prior years that vested in the year	$(15,873)
Compensation Actually Paid to Mr. Kobos	$12,882,943

Non-PEO NEO Average Total Compensation Amount	$ 1,547,601	1,231,595	1,071,120
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,855,672	998,404	1,071,429
Adjustment to Non-PEO NEO Compensation Footnote
(3)
The amounts reported represent the average amount of “compensation actually paid” to the NEOs as a group (excluding our chief executive officer), as computed in accordance with Item 402(v) of Regulation S-K. The amount does not reflect the actual average amount of compensation earned by or paid to the NEOs as a group (excluding our chief executive officer) during the applicable year. In accordance with the SEC rules, for 2024, the following adjustments were made to average total compensation for the NEOs as a group (excluding our chief executive officer) to determine the compensation actually paid, using the same methodology described above in Note 1.

Average Compensation Actually Paid to Non-PEO NEOs	2024
Average Summary Compensation Table Total	$1,547,601
Less, average value of "Stock Awards" reported in Summary Compensation Table	$(732,474)
Plus, average year-end fair value of outstanding and unvested equity awards granted in the year	$1,747,515
Plus (less), average year over year change in fair value of outstanding and unvested equity awards granted in prior years	$288,172
Plus (less), average change in fair value from last day of prior fiscal year to vesting date for equity awards granted in prior years that vested in the year	$4,858
Average Compensation Actually Paid to Non-PEO NEOs	$2,855,672

Compensation Actually Paid vs. Total Shareholder Return	Compensation Actually Paid, Cumulative TSR and Peer Group TSR
Compensation Actually Paid vs. Net Income	Compensation Actually Paid and Net Income
Compensation Actually Paid vs. Company Selected Measure	Compensation Actually Paid and Adjusted EBITDA
Tabular List, Table

Financial Performance Measures

As described in greater detail in the “Compensation Discussion and Analysis” above, the Company’s executive compensation program reflects a pay-for-performance philosophy. The metrics that the Company uses for both our long-term and short-term incentive awards are selected based on an objective of incentivizing our NEOs to increase the value of our enterprise for our stockholders. The most important financial performance measures used by the Company to link executive compensation actually paid to the Company’s NEOs, for the most recently completed fiscal year, to the Company’s performance are as follows:

•
Adjusted EBITDA
•
G&A Expenses
•
Operating Expenses
•
Total Shareholder Return

Total Shareholder Return Amount	$ 127.72	64.87	104.57
Peer Group Total Shareholder Return Amount	121.83	114.12	114.11
Net Income (Loss)	$ 153,034,000	$ 126,844,000	$ 79,996,000
Company Selected Measure Amount	348,195,000	346,822,000	294,864,000
Net Income (Loss) Attributable to Shareholders	$ 32,900,000	$ 30,400,000	$ 13,300,000
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Measure:: 2
Pay vs Performance Disclosure
Name	G&A Expenses
Measure:: 3
Pay vs Performance Disclosure
Name	Operating Expenses
Measure:: 4
Pay vs Performance Disclosure
Name	Total Shareholder Return
PEO | Adjustment to Compensation, Value of Stock Awards Reported in Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (3,514,051)
PEO | Adjustment to Compensation, Year End Fair Value of Outstanding and Unvested Equity Awards Granted in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	8,952,886
PEO | Adjustment to Compensation, Year Over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,021,974
PEO | Adjustment to Compensation Change in Fair Value From Last Day of Prior Fiscal Year to Vesting Date For Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(15,873)
Non-PEO NEO | Adjustment to Compensation, Value of Stock Awards Reported in Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(732,474)
Non-PEO NEO | Adjustment to Compensation, Year End Fair Value of Outstanding and Unvested Equity Awards Granted in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,747,515
Non-PEO NEO | Adjustment to Compensation, Year Over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	288,172
Non-PEO NEO | Adjustment to Compensation Change in Fair Value From Last Day of Prior Fiscal Year to Vesting Date For Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 4,858